Pensions and Other Post-Employment Benefit Plans - Schedule of Changes in Present Value of Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets (Detail) - RUB (₽)
₽ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Beginning balance	₽ (4,591)	₽ (4,361)	₽ (4,445)
Current service cost	(210)	(130)	(142)
Net interest expense	(293)	(279)	(314)
Curtailment / settlement gain		4	1
Remeasurement of other long-term benefit obligations	(25)	(492)	174
Past service cost		70
Sub-total included in profit or loss	(528)	(827)	(281)
Benefit paid	337	282	296
Exchange difference	101	(172)	(76)
Actuarial changes arising from changes in demographic assumptions	(88)	(38)	51
Actuarial changes arising from changes in financial assumptions	(772)	354	(69)
Experience adjustments	(7)	171	163
Sub-total included in OCI	(766)	315	69
Ending balance	(5,548)	(4,591)	(4,361)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	(4,873)	(4,632)	(4,697)
Current service cost	(210)	(130)	(142)
Net interest expense	(297)	(266)	(331)
Curtailment / settlement gain		4	1
Remeasurement of other long-term benefit obligations	(25)	(492)	174
Past service cost		70
Sub-total included in profit or loss	(532)	(814)	(298)
Benefit paid	344	299	313
Exchange difference	117	(213)	(95)
Actuarial changes arising from changes in demographic assumptions	(88)	(38)	51
Actuarial changes arising from changes in financial assumptions	(772)	354	(69)
Experience adjustments	(7)	171	163
Sub-total included in OCI	(750)	274	50
Ending balance	(5,811)	(4,873)	(4,632)
Plan assets [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	282	271	252
Net interest expense	4	(13)	17
Sub-total included in profit or loss	4	(13)	17
Benefit paid	(7)	(17)	(17)
Exchange difference	(16)	41	19
Sub-total included in OCI	(16)	41	19
Ending balance	₽ 263	₽ 282	₽ 271